Accounts payable	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	Accounts payable
The following table sets forth the components of our accounts payable as of December 31, 2020 and 2019:

	At December 31,
In thousands of U.S. dollars	2020	2019
Scorpio Ship Management S.A.M. (SSM)	$902	$2,454
Scorpio Services Holding Limited (SSH)	404	353
Scorpio MR Pool Limited	230	19
Scorpio LR2 Pool Limited	338	—
Scorpio Commercial Management S.A.M. (SCM)	58	14
Amounts due to a port agent - related party	42	58
Scorpio Handymax Tanker Pool Limited	2	116
Scorpio LR1 Pool Limited	—	325
Accounts payable to related parties	1,976	3,339

Suppliers	10,887	19,783
	$12,863	$23,122
The majority of accounts payable are settled with a cash payment within 90 days. No interest is charged on accounts payable. We consider that the carrying amount of accounts payable approximates fair value.